                     ML LIFE INSURANCE COMPANY OF NEW YORK

                        SUPPLEMENT DATED AUGUST 15, 1997
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 1997

                                RETIREMENT PLUS
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

                                 INVESTOR LIFE
                               INVESTOR LIFE PLUS
                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II


                  Effective August 15, 1997, the Equity Growth Fund (the "Fund"), a mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc., changed its name to the Special Value Focus Fund. There was no change to the investment objective or policies of the Fund. Effective August 15, 1997, the subaccount or investment division corresponding to the Fund and available for the allocation of premiums, account value, or investment base under each of the contracts noted above has also been changed to Special Value Focus.

                  Please retain this supplement with your Contract prospectus for reference.







                                                                      NYSUPP8/97